Pensions and other post-employment benefits - Net balance (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Net defined benefit
Net defined benefit balance	€ 992	€ 487
United States Pension benefits
Net defined benefit
Net defined benefit balance	3,404	3,136
United States Post-employment benefits
Net defined benefit
Net defined benefit balance	(1,580)	(1,861)
Other pensions
Net defined benefit
Net defined benefit balance	€ (832)	€ (788)